PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment [abstract]
Balance as of January 1	$ 2,848	$ 6,717
Additions	378	979
Disposals	(12)	(48)
Depreciation	(261)	(780)
Reversal of impairment/ (impairment)	13	(35)
Currency translation	(240)	1,498
Other	0	(2)
Balance as of June 30	$ 2,726	$ 8,329